Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 81,083	$ 48,781
Prepaid expenses	26,052	30,175
Promotion items and related advances	10,935	20,701
Others	1,205	812
Prepaid expense and other assets, total	$ 119,275	$ 100,469